Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill activity
Goodwill includes the following activity during the years ended December 31, 2021 and 2020:

	Year Ended December 31,
(Amounts in thousands)	2021	2020
Balance at beginning of period	$679,351	$698,416
Goodwill sold	—	(2,652)
Measurement period and other adjustments	—	3,577
ChinaCo Deconsolidation (Note 7)	—	(28,692)
Effect of foreign currency exchange rate changes	(2,017)	8,702
Balance at end of period	$677,334	$679,351